Fair Value of Financial Instruments and Risk Management - Financial Instruments Not Carried At Fair Value Narrative (Details) - CAD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Carrying Value
Debt Instrument [Line Items]
Long-term debt, including current portion	$ 22,744	$ 24,231
Level 2 | Estimated Fair Value
Debt Instrument [Line Items]
Long-term debt, including current portion	$ 25,451	$ 25,110